Digital Assets (Details) - Schedule of Additional Information About Digital Assets - Crypto Asset, Other [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Crypto Asset, Activity [Line Items]
Opening balance	$ 573,400	$ 90,100
Purchases of USDT from exchange of digital assets	9,528,000
Purchases of USDT from exchange of USDC	1,740,400
Collection of USDT from subscription advance from investors	2,675,000
Exchange of USDT into ETH	(2,000,400)
Exchange of USDT into USD	(12,307,100)
Payment of service fees	(209,300)	(87,800)
Ending balance		$ 2,300